Supplementary cash flow information (Schedule of change in non-cash working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplementary Cash Flow Information [Abstract]
Trade and other receivables	$ (37,720)	$ 3,252
Other financial assets/liabilities	4,077	12,540
Inventories	(2,867)	(11,759)
Prepaid expenses	(3,722)	(3,484)
Trade and other payables	36,247	5,613
Provisions and other liabilities	1,602	(2,590)
Increase (decrease) in working capital	$ (2,383)	$ 3,572